Document and Entity Information	Aug. 18, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002074176
Document Type	8-K/A
Document Period End Date	Aug. 18, 2025
Entity Registrant Name	VIPER ENERGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42807
Entity Tax Identification Number	39-2596878
Entity Address, Address Line One	500 West Texas
Entity Address, Address Line Two	Ave.
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	(432)
Local Phone Number	221-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.000001 Par Value
Trading Symbol	VNOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false